Other Long-Term Liabilities - Additional Information (Details) $ in Thousands					3 Months Ended	12 Months Ended
	Jan. 29, 2020 USD ($)	Jan. 29, 2019 USD ($)	Nov. 14, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other Long Term Liabilities [Line Items]
Royalty payment obligations						$ 3,355		$ 3,148
Issuance of shares (note 18a)						31,755		349,834	$ 6,340
Licence payment obligation								1,302
Reacquired Right | Plasminogen
Other Long Term Liabilities [Line Items]
Royalty payment obligations						$ 3,185		2,978		$ 2,500,000	$ 2,300,000
Royalty Discount Rate						9.20%	9.20%
Royalty rate						5.00%	5.00%
Percentage of reacquisition of rights						50.00%	50.00%
First And Second License
Other Long Term Liabilities [Line Items]
Value of license				$ 3,000,000
Licence payment obligation								1,302
First And Second License | Common Shares
Other Long Term Liabilities [Line Items]
Issuance of shares (note 18a)		$ 1,000,000		$ 1,000,000
First And Second License | Common Shares | Major Ordinary Share Transactions
Other Long Term Liabilities [Line Items]
Issuance of shares (note 18a)	$ 1,000,000
Debt Modification Agreement
Other Long Term Liabilities [Line Items]
Milestone payments			$ 1,500,000
Bottom Of Range [Member] | Debt Modification Agreement
Other Long Term Liabilities [Line Items]
Royalty rate			1.50%
Top of Range | Reacquired Right | Plasminogen
Other Long Term Liabilities [Line Items]
Royalty payments							$ 2,500,000
Top of Range | Debt Modification Agreement
Other Long Term Liabilities [Line Items]
Royalty rate			2.00%
Tranche Two
Other Long Term Liabilities [Line Items]
Milestone payments					$ 1,500,000
Quarterly minimum royalty payment					$ 5,000
Royalty payment obligations						$ 132		$ 131
Royalty Discount Rate						18.57%	18.57%